Revenue and Contracts with Customers (Details) - Schedule of Deferred Revenue Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Revenue Activity Abstract
Deferred revenue	$ 469,874	$ 730,573	$ 1,117,703
Deferred revenue, Net additions	4,719,118	5,446,403
Deferred revenue, Revenue recognized	$ (4,979,817)	$ (5,833,533)